Taxes on Income - Summary of Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current	$ 183	$ 10	$ 32
Domestic	128		15
Foreign	55	10	17
Total	$ 183	$ 10	$ 32